Fair Value Measurements - Summary of Fair Value Measurements (Detail) - Fair Value, Recurring [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 45,166
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	16,794
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	20,532
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	7,840
Public Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	16,794
Public Warrants [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	16,794
Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	28,372
Private Placement Warrants [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	20,532
Private Placement Warrants [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 7,840